INCOME TAXES (Schedule of Current and Deferred Income Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Current	$ 4,042	$ 3,424	$ 2,872
Deferred	(2,719)	(317)	(107)
Domestic	578	49	264
Foreign	745	3,058	2,501
Income tax expenses	$ 1,323	$ 3,107	$ 2,765